UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 93.3%
	Consumer Discretionary – 13.3%
1,838	Amazon.com, Inc.*	$2,660,211
28,662	Aramark	1,133,869
14,125	CBS Corp. - Class B	725,884
41,285	Comcast Corp. - Class A	1,410,708
21,646	Healthcare Services Group, Inc.	941,168
35,940	LKQ Corp.*	1,363,923
2,816	Mohawk Industries, Inc.*	653,931
15,144	TJX Cos., Inc.	1,235,145
		10,124,839
	Consumer Staples – 4.0%
14,169	Estee Lauder Cos., Inc. - Class A	2,121,383
8,578	McCormick & Co., Inc.	912,613
		3,033,996
	Energy – 4.2%
12,520	Concho Resources, Inc.*	1,882,132
24,440	Halliburton Co.	1,147,214
3,906	RSP Permian, Inc.*	183,113
		3,212,459
	Financials – 16.5%
31,349	Air Lease Corp. - Class A	1,336,094
26,272	American International Group, Inc.	1,429,722
5,768	Berkshire Hathaway, Inc. - Class B*	1,150,601
8,122	First Republic Bank	752,178
81,811	FNB Corp.	1,100,358
22,538	FNF Group	901,971
15,461	JPMorgan Chase & Co.	1,700,246
10,162	Reinsurance Group of America, Inc.	1,564,948
16,177	Visa, Inc. - Class A	1,935,093
12,763	Zions Bancorporation	672,993
		12,544,204
	Health Care – 17.0%
16,456	Baxter International, Inc.	1,070,298
6,118	Bio-Techne Corp.	924,063
21,997	Catalent, Inc.*	903,197
12,942	Danaher Corp.	1,267,151
5,265	ICU Medical, Inc.*	1,328,886
10,686	Johnson & Johnson	1,369,411
5,077	Laboratory Corp. of America Holdings*	821,205
2,039	Mettler-Toledo International, Inc.*	1,172,486
5,578	Thermo Fisher Scientific, Inc.	1,151,634
8,243	UnitedHealth Group, Inc.	1,764,002

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
14,680	Zoetis, Inc.	$1,225,927
		12,998,260
	Industrials – 12.6%
10,607	Dover Corp.	1,041,819
10,488	Honeywell International, Inc.	1,515,621
10,808	Ingersoll-Rand PLC [1]	924,192
6,968	Parker-Hannifin Corp.	1,191,737
32,661	Quanta Services, Inc.*	1,121,905
7,207	Raytheon Co.	1,555,415
4,800	Roper Industries, Inc.	1,347,312
5,043	Watsco, Inc.	912,632
		9,610,633
	Materials – 3.1%
12,907	Avery Dennison Corp.	1,371,369
13,323	FMC Corp.	1,020,142
		2,391,511
	Technology – 22.6%
12,606	Adobe Systems, Inc.*	2,723,904
2,103	Alphabet, Inc. - Class C*	2,169,854
17,280	Amphenol Corp. - Class A	1,488,326
13,451	Apple, Inc.	2,256,809
22,168	Black Knight, Inc.*	1,044,113
26,281	FLIR Systems, Inc.	1,314,313
21,824	Guidewire Software, Inc.*	1,764,034
51,790	Integrated Device Technology, Inc.*	1,582,702
9,302	Microchip Technology, Inc.	849,831
13,360	Red Hat, Inc.*	1,997,454
		17,191,340
	Total Common Stocks (Cost $54,664,917)	71,107,242

Principal Amount

	Short-Term Investments – 7.0%
$5,359,781	UMB Money Market Fiduciary, 0.01%[2]	5,359,781

	Total Short-Term Investments (Cost $5,359,781)	5,359,781

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of March 31, 2018 (Unaudited)

Value
Total Investments – 100.3% (Cost $60,024,698)	$76,467,023
Liabilities in Excess of Other Assets – (0.3)%	(241,582)

Total Net Assets – 100.0%	$76,225,441

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 93.8%
	Consumer Discretionary – 8.1%
21,290	Bloomin' Brands, Inc.	$516,921
141,788	Chico's FAS, Inc.	1,281,764
38,912	DSW, Inc. - Class A	873,964
49,647	HMS Holdings Corp.*	836,055
19,511	Huron Consulting Group, Inc.*	743,369
15,000	Jack in the Box, Inc.	1,279,950
66,150	Quanex Building Products Corp.	1,151,010
63,528	Red Lion Hotels Corp.*	619,398
		7,302,431
	Consumer Staples – 5.8%
8,969	Casey's General Stores, Inc.	984,527
84,613	Dean Foods Co.	729,364
59,278	Flowers Foods, Inc.	1,295,817
9,797	Lancaster Colony Corp.	1,206,403
27,542	TreeHouse Foods, Inc.*	1,054,032
		5,270,143
	Energy – 1.9%
37,228	Newfield Exploration Co.*	909,108
15,813	PDC Energy, Inc.*	775,311
		1,684,419
	Financials – 22.1%
9,521	Ameris Bancorp	503,661
33,751	Chimera Investment Corp. - REIT	587,605
29,639	Enterprise Financial Services Corp.	1,390,069
82,328	Equity Commonwealth - REIT*	2,525,000
37,449	First Busey Corp.	1,112,984
37,063	First Horizon National Corp.	697,896
24,991	Healthcare Trust of America, Inc. - Class A - REIT	661,012
22,823	IBERIABANK Corp.	1,780,194
29,667	Lakeland Financial Corp.	1,371,505
40,540	National Bank Holdings Corp. - Class A	1,347,955
49,481	Physicians Realty Trust - REIT	770,419
28,756	Renasant Corp.	1,223,855
46,501	Seacoast Banking Corp. of Florida*	1,230,882
32,813	TFS Financial Corp.	482,023
63,519	Umpqua Holdings Corp.	1,359,942
44,249	United Community Banks, Inc.	1,400,481
34,386	WesBanco, Inc.	1,454,528
		19,900,011
	Health Care – 10.7%
29,667	Aceto Corp.	225,469

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
86,218	AngioDynamics, Inc.*	$1,487,261
9,383	Cambrex Corp.*	490,731
12,305	Envision Healthcare Corp.*	472,881
10,018	Haemonetics Corp.*	732,917
146,540	Harvard Bioscience, Inc.*	732,700
63,749	Horizon Pharma PLC*1	905,236
58,837	Orthofix International N.V.*1	3,458,439
37,366	Premier, Inc. - Class A*	1,169,929
		9,675,563
	Industrials – 19.8%
18,683	Astec Industries, Inc.	1,030,928
29,722	AZZ, Inc.	1,298,852
18,462	Cree, Inc.*	744,203
8,500	EMCOR Group, Inc.	662,405
17,083	EnerSys, Inc.	1,185,048
29,667	ESCO Technologies, Inc.	1,737,003
15,482	Esterline Technologies Corp.*	1,132,508
36,759	FTI Consulting, Inc.*	1,779,503
288,251	Great Lakes Dredge & Dock Corp.*	1,325,955
26,659	ITT, Inc.	1,305,758
7,700	Orbital ATK, Inc.	1,021,097
5,068	Oshkosh Corp.	391,604
68,037	Spartan Motors, Inc.	1,170,236
83,523	SPX Corp.*	2,712,827
5,047	Watts Water Technologies, Inc. - Class A	392,152
		17,890,079
	Materials – 9.4%
91,558	Bemis Co., Inc.	3,984,604
110,917	Innophos Holdings, Inc.	4,459,973
		8,444,577
	Technology – 13.3%
31,267	Cray, Inc.*	647,227
90,101	FireEye, Inc.*	1,525,410
68,247	FLIR Systems, Inc.	3,413,032
109,091	KeyW Holding Corp.*	857,455
112,872	Marchex, Inc. - Class B	308,141
75,588	Nuance Communications, Inc.*	1,190,511
72,304	Oclaro, Inc.*	691,226
59,113	Pitney Bowes, Inc.	643,741
26,134	Progress Software Corp.	1,004,852
99,956	Ribbon Communications, Inc.*	509,776
253,424	Seachange International, Inc.*	686,779

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Technology (Continued)
146,540	ServiceSource International, Inc.*	$558,317
		12,036,467
	Utilities – 2.7%
17,276	American States Water Co.	916,664
22,078	New Jersey Resources Corp.	885,328
17,635	PNM Resources, Inc.	674,539
		2,476,531
	Total Common Stocks (Cost $77,670,160)	84,680,221

Principal Amount

	Short-Term Investments – 7.5%
$6,757,813	UMB Money Market Fiduciary, 0.01%[2]	6,757,813

	Total Short-Term Investments (Cost $6,757,813)	6,757,813

	Total Investments – 101.3% (Cost $84,427,973)	91,438,034
	Liabilities in Excess of Other Assets – (1.3)%	(1,170,461)

	Total Net Assets – 100.0%	$90,267,573

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes

At March 31, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

March 31, 2018 (Unaudited)

	All Cap Fund	Small Cap Value Fund
Cost of investments	$60,035,840	$84,593,737

Gross unrealized appreciation	$17,369,284	$11,055,664
Gross unrealized depreciation	(938,101)	(4,211,367)
Net unrealized appreciation on investments	$16,431,183	$6,844,297

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

March 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$71,107,242	$-	$-	$71,107,242
Short-Term Investments	5,359,781	-	-	5,359,781
Total Investments	$76,467,023	$-	$-	$76,467,023

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$84,680,221	$-	$-	$84,680,221
Short-Term Investments	6,757,813	-	-	6,757,813
Total Investments	$91,438,034	$-	$-	$91,438,034

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title: Date:	Maureen Quill, President 05/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/2018